Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2024 and 2023:

	Six months ended June 30
(shares in millions)	2024	2023
Unvested at January 1	4.9	4.8
Granted	2.2	2.2
Vested	(1.7)	(1.8)
Forfeited	(0.1)	(0.1)
Unvested at June 30	5.3	5.1